Non-current and current financial debts - Schedule of financial debts (Details) € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 06, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	May 27, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,541,000,000					$ 3,966,000,000
Total current financial debts	107,000,000					114,000,000
Total financial debts	4,648,000,000					4,080,000,000
Facility B, floating rate debt due 2024
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0					796,000,000
Facility C, floating rate debt due 2024
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0					395,000,000
Local facilities (Japan), floating rate debt due 2023
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0					47,000,000
Total current financial debts	$ 69,000,000					84,000,000
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%	2.75%
Total non-current financial debts	$ 497,000,000					496,000,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.375%	2.375%		2.375%	2.375%
Total non-current financial debts	$ 527,000,000					0
Total financial debts	$ 533,000,000	€ 500		$ 537,000,000	€ 500
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%
Total non-current financial debts	$ 994,000,000					993,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%	2.60%					2.60%
Total non-current financial debts	$ 746,000,000					745,000,000
Total financial debts							$ 750,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%	5.375%	5.375%
Total non-current financial debts	$ 692,000,000					0
Total financial debts			$ 700,000,000
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Total non-current financial debts	$ 494,000,000					494,000,000
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%
Total non-current financial debts	$ 591,000,000					0
Total financial debts			$ 600,000,000
Revolving facility, floating rate due 2026
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0					0
Local facilities, all other
Disclosure of detailed information about borrowings [line items]
Total current financial debts	2,000,000					17,000,000
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	26,000,000					6,000,000
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	10,000,000					7,000,000
Total financial debts	$ 10,000,000					$ 7,000,000